Assets held for sale (Details) - Schedule of assets held for sale - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of assets held for sale [Abstract]
Sale and leaseback	R$ 147	R$ 147
Extra Hiper stores (i)	95	403
Total	R$ 242	R$ 550